Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2017	2016
Federal - current provision	$7,003	$6,352
Federal - deferred provision	1,702	73
Total federal provision	8,705	6,425
State - current provision	991	795
State - deferred (benefit) provision	(156)	37
Total state provision	835	832
Total provision for income taxes	$9,540	$7,257

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2017	2016
Federal income tax provision at statutory rate	$7,852	$7,162
Increases (Decreases) resulting from:
Stock option and restricted stock	(428)	—
Bank owned life insurance	(164)	(132)
Tax-exempt interest	(56)	(71)
Meals and entertainment	22	21
Captive insurance premium	(295)	—
State income taxes, net of federal income tax effect	543	541
Impact of rate change on deferred tax assets	1,733	—
Other, net	333	(264)
Provision for income taxes	$9,540	$7,257
Effective tax rate	42.5%	35.5%

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax asset at December 31, 2017 and 2016 are as follows:

(In thousands)	December 31, 2017	December 31, 2016
Deferred tax assets:
Allowance for loan losses	$3,782	$5,115
Stock-based compensation	434	565
SERP	334	418
State net operating loss	296	123
Deferred compensation	274	324
Depreciation	237	345
Net unrealized security gains	150	110
Commitment reserve	81	74
Lost interest on nonaccrual loans	30	58
OREO Writedowns	14	420
Other	331	85
Gross deferred tax assets	5,963	7,637
Valuation allowance	(296)	(123)
Total deferred tax assets	5,667	7,514
Deferred tax liabilities:
Deferred loan costs	502	624
Interest rate swaps	396	492
Goodwill	341	456
Prepaid Insurance	298	—
Deferred servicing fees	100	327
Bond accretion	13	103
Total deferred tax liabilities	1,650	2,002
Net deferred tax asset	$4,017	$5,512